Segment and Product Information - Schedule of Reconciling Information by Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 370,986	$ 345,909
Depreciation & Amortization	3,152	1,982
Interest	7,607	8,828
Income (loss) from continuing operations before income taxes	(6,966)	(3,394)
Operating Segments
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	344,019	317,365
Depreciation & Amortization	2,404	1,425
Interest	7,536	6,683
Income (loss) from continuing operations before income taxes	(2,036)	(3,998)
Operating Segments | Northeast
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	43,485	49,397
Depreciation & Amortization	243	284
Interest	852	897
Income (loss) from continuing operations before income taxes	(651)	(841)
Operating Segments | Southeast
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	147,477	143,406
Depreciation & Amortization	699	706
Interest	2,992	2,784
Income (loss) from continuing operations before income taxes	(1,727)	(2,516)
Operating Segments | South
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	153,057	124,562
Depreciation & Amortization	1,462	435
Interest	3,692	3,002
Income (loss) from continuing operations before income taxes	342	(641)
All other
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	26,967	28,544
Depreciation & Amortization	748	557
Interest	71	2,145
Income (loss) from continuing operations before income taxes	$ (4,930)	$ 604